Financial expenses and income (Tables) - Sociedad Minera Cerro Verde S.A.A.	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Expenses [Line Items]
Schedule of finance expenses

This item is made up as follows expenses:

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$(000)	US$(000)	US$(000)

Interests on income tax payments on account (a)	73,363	—	—
Interest on advance payments of customers	3,901	2,377	708
Interest on leases (see Note 10(a))	3,685	3,912	4,371
Interest on revolving credit facility (see Note 10(b))	1,863	1,880	—
Amortization of debt issuance cost	696	675	955
Interest on senior unsecured credit facility	—	3,196	10,127
Other financial expenses	50	54	364
Interest on excess of salaries limit of workers profit sharing (see Note 9(b))	—	1,527	1,638
Change in estimates of uncertain positions (b)	(433)	(4,921)	(1,107)
Capitalized interest associated to capital projects	(3,584)	(3,084)	(1,997)
Interest on disputed mining royalties	—	—	15,334
Change in estimates related to excess of salaries limit of worker profit sharing (see Note 9(b))	(12,423)	—	—

	67,118	5,616	30,393

(a)   Mainly corresponds to the recognition of interest on penalties and interest related to income tax payments on account for the years 2006 to 2015, as a result of unfavorable tax rulings issued by the Supreme Court.

(b)   For 2022, primarily represents the favorable impact on updated interest related to the completion of 2016 tax audit.

Schedule of financial income

This item is made up of the following income

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$(000)	US$(000)	US$(000)

Gain in the fair value of market liquid investment (see Note 3(a))	35,142	11,215	803
Other Interest income	1,143	1,099	910

	36,285	12,314	1,713